Property, Plant and Equipment (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment	¥ 34,858	$ 3,550
Recoverable amount	¥ 315		¥ 9,110